FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	March 31, 2003

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

Anthony G. Barbuto New York, NY, April 29, 2003

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		108

Form 13F Information Value Total:		$415,880

List of Other Managers Included:			0




FORM 13F                                                  (SEC USE ONLY)

3/31/2003

Name of Reporting Manager

Item 6:                                           Item 8:
              Item 1:                     Item 2:   Item 3:       Item 4:      Item 5:
Investment Discretion                   Item 7:     Voting Authority Shares
                                          Title                    Fair       Shares of
(a) Sole  (b) Shared- (c) Shared-     Managers
          Name of Issuer                 of Class  Cusip No.    Market Value  Principal
As Defined    Other      See Instr. V  (a) Sole(b) Share(c) None
                                                          in Instr. V

3M Co.                           (MMM)      COM   88579Y109        $6,826,575     52,500
X                               Wafra Investmen   X
A T & T Corp.                    (T)        COM   001957505          $398,034     24,570
X                              Wafra Investment   X
A T & T Wireless Group           (AWE)      COM   001957406          $260,905     39,531
X                               Wafra Investmen   X
Abercrombie & Fitch Co-Cl A      (ANF)      COM   002896207          $450,450     15,000
X                               Wafra Investmen   X
Affiliated Computer SVCS-A       (ACS)      COM   008190100          $619,640     14,000
X                               Wafra Investmen   X
Altria Group Inc                 (MO)       COM   02209S103        $5,866,168    195,800
X                              Wafra Investment   X
American Express Company         (AXP)      COM   025816109        $5,815,250    175,000
X                              Wafra Investment   X
American International Group     (AIG)      COM   026874107        $9,540,735    192,937
X                               Wafra Investmen   X
Amerisource Bergen Corp          (ABC)      COM   03073E105        $3,974,250     75,700
X                              Wafra Investment   X
Amgen Inc.                       (AMGN)     COM   031162100        $8,218,140    142,800
X                               Wafra Investmen   X
Anadarko Petroleum Corp          (APC)      COM   032511107        $4,222,400     92,800
X                               Wafra Investmen   X
Apache Corp.                     (APA)      COM   037411105        $4,235,488     68,602
X                               Wafra Investmen   X
Applied Materials Inc.           (AMAT)     COM   038222105        $4,068,372    323,400
X                              Wafra Investment   X
Bank of America Corp.            (BAC)      COM   060505104        $9,203,868    137,700
X                              Wafra Investment   X
Bed Bath & Beyond Inc            (BBBY)     COM   075896100        $4,635,268    134,200
X                               Wafra Investmen   X
Best Buy Co.                     (BBY)      COM   086516101        $4,810,099    178,350
X                              Wafra Investment   X
C.H. Robison Worlwide Inc.       (CHRW)     COM   12541W100          $425,100     13,000
X                               Wafra Investmen   X
CDW Computer Centers Inc.        (CDWC)     COM   125129106          $412,080     10,100
X                               Wafra Investmen   X
CSX Corp.                       (CSX)       COM   126408103        $6,050,518    212,150
X                               Wafra Investmen   X
CVS Corp.                        (CVS)      COM   126650100        $2,563,875    107,500
X                               Wafra Investmen   X
Cendant Corp.                    (CD)       COM   151313103        $4,728,210    372,300
X                               Wafra Investmen   X
Centurytel Inc.                  (CTL)      COM   156700106        $2,522,640     91,400
X                               Wafra Investmen   X
Cinergy                          (CIN)      COM   172474108        $4,239,900    126,000
X                               Wafra Investmen   X
Cisco Systems Inc.               (CSCO)     COM   17275R102       $10,007,255    770,975
X                              Wafra Investment   X
Citigroup Inc                    (C)        COM   172967101       $12,762,003    370,450
X                               Wafra Investmen   X
Coach Inc.                     (COH)        COM   189754104          $479,125     12,500
X                               Wafra Investmen   X
Coca-Cola Company                (KO)       COM   191216100        $8,759,872    216,400
X                               Wafra Investmen   X
Dell Computer Corp.              (DELL)     COM   247025109        $5,945,387    217,700
X                              Wafra Investment   X
Dollar Tree Stores Inc.          (DLTR)     COM   256747106          $325,365     16,350
X                              Wafra Investment   X
Dominion Resources               (D)        COM   25746U109        $4,462,822     80,600
X                              Wafra Investment   X
Donaldson Co. Inc.               (DCI)      COM   257651109          $391,406     10,700
X                               Wafra Investmen   X
Dow Chemical                     (DOW)      COM   260543103        $4,701,983    170,300
X                               Wafra Investmen   X
Dun & Bradstreet Corp.           (DNB)      COM   26483E100          $478,125     12,500
X                               Wafra Investmen   X
EMC Corp/Mass                    (EMC)      COM   268648102          $532,851     73,700
X                               Wafra Investmen   X
Equitable Resources              (EQT)      COM   294549100          $393,855     10,500
X                              Wafra Investment   X
Exxon Mobil Corporation          (XOM)      COM   30231G102       $12,583,049    360,030
X                               Wafra Investmen   X
FMC Technologies                 (FTI)      COM   30249U101          $297,600     15,500
X                               Wafra Investmen   X
Fannie Mae                       (FNM)      COM   313586109        $4,692,130     71,800
X                               Wafra Investmen   X
Fastenal                        (FAST)      COM   311900104          $358,013     12,700
X                               Wafra Investmen   X
First Republic Bank              (FRC)      COM   336158100          $518,400     24,000
X                               Wafra Investmen   X
Forest Laboratories              (FRX)      COM   345838106        $5,645,262    104,600
X                               Wafra Investmen   X
Gallagher & Co.                  (AJG)      COM   363576109          $289,690     11,800
X                               Wafra Investmen   X
Gannett Co.                      (GCI)      COM   364730101        $3,155,264     44,800
X                               Wafra Investmen   X
Gap Inc.                         (GPS)      COM   364760108        $4,955,580    342,000
X                               Wafra Investmen   X
General Electric Co.             (GE)       COM   369604103       $14,920,050    585,100
X                               Wafra Investmen   X
Gilead Sciences Inc              (GILD)     COM   375558103        $5,731,635    136,500
X                               Wafra Investmen   X
Glaxosmithkline Plc              (GSK)      COM   37733W105          $967,725     27,500
X                               Wafra Investmen   X
HPL Technologies (restricted cert) (HPLA)   COM   40426C105           $16,187    107,913
X                              Wafra Investment   X
Harley-Davidson Inc.             (HDI)      COM   412822108        $3,073,554     77,400
X                               Wafra Investmen   X
Home Depot Inc.                  (HD)       COM   437076102        $5,142,396    211,100
X                               Wafra Investmen   X
Hubbell Inc - CL B             (HUB/B)      COM   443510201          $313,000     10,000
X                               Wafra Investmen   X
Idec Pharmaceuticals Corp.       (IDPH)     COM   449370105          $547,520     16,000
X                              Wafra Investment   X
Ingersoll-Rand Co.               (IR)       COM   G4776G101        $3,384,343     87,700
X                              Wafra Investment   X
Int'l Business Machines Corp.    (IBM)      COM   459200101        $9,113,566    116,200
X                               Wafra Investmen   X
Intel Corp.                      (INTC)     COM   458140100        $8,214,888    504,600
X                              Wafra Investment   X
Johnson & Johnson                (JNJ)      COM   478160104       $12,314,736    212,800
X                               Wafra Investmen   X
Kohls Corp.                      (KSS)      COM   500255104        $5,318,520     94,000
X                               Wafra Investmen   X
Lam Research Corp.               (LRCX)     COM   512807108          $307,503     27,000
X                               Wafra Investmen   X
Lowe's Companies                 (LOW)      COM   548661107        $5,882,162    144,100
X                              Wafra Investment   X
Manpower Inc                     (MAN)      COM   56418H100          $358,560     12,000
X                              Wafra Investment   X
Marsh & McLennan Co.             (MMC)      COM   571748102        $5,124,126    120,200
X                               Wafra Investmen   X
Masco                            (MAS)      COM   574599106        $3,874,822    208,100
X                              Wafra Investment   X
Medtronics Inc.                  (MDT)      COM   585055106        $6,666,480    147,750
X                               Wafra Investmen   X
Merck & Co. Inc.                 (MRK)      COM   589331107        $4,968,546     90,700
X                               Wafra Investmen   X
Microchip Tech.                  (MCHP)     COM   595017104          $439,790     22,100
X                               Wafra Investmen   X
Microsoft Corp.                  (MSFT)     COM   594918104       $15,770,393    651,400
X                               Wafra Investmen   X
Morgan Stanley                   (MWD)      COM   617446448        $5,307,640    138,400
X                               Wafra Investmen   X
New York Community Bank          (NYB)      COM   649445103          $411,240     13,800
X                               Wafra Investmen   X
Nike Inc.                        (NKE)      COM   654106103        $5,553,360    108,000
X                               Wafra Investmen   X
North Fork Bank                  (NFB)      COM   659424105        $2,267,650     77,000
X                              Wafra Investment   X
Pfizer Inc.                      (PFE)      COM   717081103       $12,874,533    413,175
X                               Wafra Investmen   X
Pier 1 Imports Inc.              (PIR)      COM   720279108          $317,200     20,000
X                               Wafra Investmen   X
Procter & Gamble Co              (PG)       COM   742718109        $9,403,680    105,600
X                               Wafra Investmen   X
Prudential Financial Inc.        (PRU)      COM   744320102        $4,109,625    140,500
X                              Wafra Investment   X
Qualcomm Inc.                    (QCOM)     COM   747525103        $5,292,000    147,000
X                              Wafra Investment   X
RF Mico Devices                  (RFMD)     COM   749941100          $258,301     43,000
X                              Wafra Investment   X
Ross Stores Inc                  (ROST)     COM   778296103          $361,110     10,000
X                               Wafra Investmen   X
SBC Communications Inc.          (SBC)      COM   78387G103        $4,302,870    214,500
X                               Wafra Investmen   X
Saloman Smith Barney-ELKS        (EAP)      COM   79549C667        $9,950,000  1,000,000
X                               Wafra Investmen   X
Saloman Smith Barney-ELKS        (EIT)      COM   79549C618        $6,480,000  1,000,000
X                               Wafra Investmen   X
Sandisk Corp.                    (SNDK)     COM   80004C101          $311,170     18,500
X                              Wafra Investment   X
Sealed Air                       (SEE)      COM   81211K100        $3,663,869     91,300
X                               Wafra Investmen   X
Sei Investments Company          (SEIC)     COM   784117103          $406,100     15,500
X                               Wafra Investmen   X
Sicor Inc.                       (SCRI)     COM   825846108          $357,380     21,400
X                               Wafra Investmen   X
Sonoco Products Co.              (SON)      COM   835495102          $355,810     17,000
X                               Wafra Investmen   X
Southwest Airlines               (LUV)      COM   844741108        $1,729,949    120,470
X                               Wafra Investmen   X
Sprint Corp (Fon Group)          (FON)      COM   852061100          $564,000     48,000
X                               Wafra Investmen   X
Steris Corp.                     (STE)      COM   859152100          $361,008     13,800
X                               Wafra Investmen   X
Sun Microsystems Inc.            (SUNW)     COM   866810104          $385,984    118,400
X                               Wafra Investmen   X
Symantec Corp.                   (SYMC)     COM   871503108          $489,750     12,500
X                               Wafra Investmen   X
Sysco Corp.                     (SYY)       COM   871829107        $3,004,464    118,100
X                               Wafra Investmen   X
Texas Instruments                (TXN)      COM   882508104        $3,100,478    189,400
X                               Wafra Investmen   X
Textron Inc.                     (TXT)      COM   883203101        $2,441,194     88,900
X                               Wafra Investmen   X
Travelers Property Casualty 'A'  (TAP/A)    COM   89420G109          $194,127     13,778
X                               Wafra Investmen   X
Travelers Property Casualty 'B'  (TAP/B)    COM   89420G406          $399,454     28,310
X                               Wafra Investmen   X
Verizon Communications           (VZ)       COM   92343V104        $5,699,622    161,234
X                               Wafra Investmen   X
Viacom Inc 'B'                   (VIA/B)    COM   925524308        $5,076,280    139,000
X                               Wafra Investmen   X
Wal-Mart Stores Inc.             (WMT)      COM   931142103        $8,975,175    172,500
X                               Wafra Investmen   X
Warp Tech Holds Inc *Restricted* (WRPT)     COM   93464M998          $419,940    276,276
X                               Wafra Investmen   X
Warp Technology Holdings Inc     (WRPT)     COM   93464M105        $1,091,834    718,312
X                               Wafra Investmen   X
Washington Mutual                (WM)       COM   939322103        $5,879,509    166,700
X                               Wafra Investmen   X
Wellpoint Health Networks        (WLP)      COM   94973H108        $3,584,225     46,700
X                               Wafra Investmen   X
Westwood One Inc.                (WON)      COM   961815107          $468,600     15,000
X                               Wafra Investmen   X
Weyerhaeuser Co.                 (WY)       COM   962166104        $4,467,322     93,400
X                               Wafra Investmen   X
Whirlpool                        (WHR)      COM   963320106        $3,338,943     68,100
X                               Wafra Investmen   X
Wilmington Trust Corporation     (WL)       COM   971807102          $303,020     10,900
X                               Wafra Investmen   X
XTO Energy Inc                   (XTO)      COM   98385X106          $405,327     21,333
X                               Wafra Investmen   X
Yahoo! Inc.                      (YHOO)     COM   984332106        $3,242,700    135,000
X                               Wafra Investmen   X
Column Total                                                     $415,879,946 15,726,196
